Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 1,632	$ 2,332
Other comprehensive income (loss), net of tax:
Net unrealized loss on translation of net investment in foreign operations	(25)	(515)
Net unrealized gain (loss) on cash flow hedges	102	(106)
Reclassification of net loss (gain) on cash flow hedges to net income	4	(1)
Reclassification of net loss on pensions to net income	8	6
Pension and post-retirement benefits	(47)	(13)
Other comprehensive income (loss)	42	(629)
Comprehensive income	1,674	1,703
Comprehensive loss (income) attributable to non-controlling interests	140	(11)
Comprehensive income attributable to Magna International Inc.	$ 1,814	$ 1,692